Contract Liabilities - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	¥ 247,709	$ 35,422	¥ 285,945
Short-term advances recognized from customers [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	37,485	5,360	37,485
Long-term advances recognized from customers [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	¥ 210,224	$ 30,062	¥ 248,460